-

SEVEN CANYONS STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

December 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (89.81%)
Air Freight & Logistics (2.95%)
TCI Express, Ltd.	41,000	$1,220,696

Airlines (1.91%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	44,000	790,680

Alternative Carriers (4.42%)
Gamma Communications PLC	81,793	1,826,725

Application Software (4.16%)
Hyundai Ezwel Co., Ltd.	111,000	999,117
SmartCraft ASA(a)	71,839	166,412
Symbio Holdings, Ltd.	112,828	555,734
Total Application Software		1,721,263

Cable & Satellite (4.50%)
GTPL Hathway, Ltd.(b)(c)	526,000	1,863,114

Consumer Finance (3.78%)
Arman Financial Services, Ltd.(a)	93,736	1,098,632
Kaspi.KZ JSC, GDR	4,000	464,000
Total Consumer Finance		1,562,632

Data Processing & Outsourced Services (5.76%)
Boku, Inc.(a)(b)(c)	203,000	451,997
iEnergizer, Ltd.	439,818	1,928,817
Total Data Processing & Outsourced Services		2,380,814

Distillers & Vintners (4.46%)
Radico Khaitan, Ltd.	111,000	1,845,853

Distributors (7.66%)
Inter Cars SA	14,084	1,653,384
Sirca Paints India, Ltd.(b)(c)	210,000	1,513,507
Total Distributors		3,166,891

Diversified Banks (1.77%)
Bank of Georgia Group PLC	10,000	225,771
TCS Group Holding PLC, GDR(c)	6,000	505,920
Total Diversified Banks		731,691

Drug Retail (0.94%)
Shop Apotheke Europe NV(a)(b)(c)	3,000	386,976

Electronic Components (2.07%)
M3 Technology, Inc.	71,000	854,556

Electronic Equipment & Instruments (2.08%)
Basler AG	2,000	361,587
Vigo System SA(a)	3,000	498,865
Total Electronic Equipment & Instruments		860,452

Environmental & Facilities Services (4.12%)
Antony Waste Handling Cell, Ltd.(a)(b)(c)	102,000	449,449
Mo-BRUK SA	13,145	1,256,053
Total Environmental & Facilities Services		1,705,502

Fertilizers & Agricultural Chemicals (0.33%)
Kilpest India, Ltd.	22,718	136,273

Financial Exchanges & Data (1.00%)
OTC Markets Group, Inc., Class A	7,000	413,770

Health Care Equipment (2.25%)
GeneReach Biotechnology Corp.	98,008	321,651
Revenio Group Oyj	9,605	607,455
Total Health Care Equipment		929,106

Health Care Services (1.29%)
Metropolis Healthcare, Ltd.(b)(c)	11,500	532,320

Health Care Supplies (0.64%)
Tristel PLC	43,000	264,821

Household Appliances (1.17%)
Stove Kraft, Ltd.(a)	37,000	484,204

Human Resource & Employment Services (1.46%)
Veteranpoolen AB	122,000	603,506

Industrial Machinery (1.11%)
va-Q-tec AG(a)(c)	16,000	459,953

Interactive Media & Services (4.69%)
Frontier Digital Ventures, Ltd.(a)	375,587	426,282
Wirtualna Polska Holding SA(c)	43,208	1,512,063
Total Interactive Media & Services		1,938,345

Internet & Direct Marketing Retail (4.46%)
Koukandekirukun, Inc.(a)	13,500	390,224
momo.com, Inc.	12,400	728,305
Oisix ra daichi, Inc.(a)	17,000	457,402
Victorian Plumbing Group PLC(a)	167,000	268,086
Total Internet & Direct Marketing Retail		1,844,017

Investment Banking & Brokerage (3.84%)
flatexDEGIRO AG(a)	69,000	1,589,981

Packaged Foods & Meats (1.20%)
Manorama Industries, Ltd.(a)	27,000	498,007

Pharmaceuticals (0.89%)
Granules India, Ltd.	81,861	370,235

Publishing (8.09%)
Future PLC	64,500	3,343,733

Specialized Consumer Services (1.90%)
Perfect Medical Health Management, Ltd.	1,082,898	786,042

Specialized Finance (2.50%)
Burford Capital, Ltd.	99,200	1,035,235

Specialty Chemicals (0.90%)
Chongqing Zaisheng Technology Corp., Ltd.	191,100	372,104

Thrifts & Mortgage Finance (1.51%)
Aavas Financiers, Ltd.(a)	17,712	623,328

TOTAL COMMON STOCKS
(Cost $28,581,924)		37,142,825

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (9.98%)

State Street Institutional US Government Money Market Fund - Investor Class	0.010%	4,127,409	$4,127,409
			4,127,409
TOTAL SHORT TERM INVESTMENT
(Cost $4,127,409)			4,127,409

TOTAL INVESTMENTS (99.79%)
(Cost $32,709,333)			$41,270,234

OTHER ASSETS IN EXCESS OF LIABILITIES (0.21%)			85,644

NET ASSETS (100.00%)			$41,355,878

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the fair value of securities restricted under Rule 144A in the aggregate was $5,197,363, representing 12.57% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2021, the fair value of those securities was $7,675,299 representing 18.56% of net assets.

At December 31, 2021, Seven Canyons Strategic Income Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	2.6
China	1.0
Cyprus	1.4
Finland	1.6
Georgia	0.6
Germany	6.5
Great Britain	15.5
Guernsey	5.2
Hong Kong	2.1
India	28.7
Japan	2.3
Kazakhstan	1.2
Mexico	2.1
Netherlands	1.0
Norway	0.4
Poland	13.3
South Korea	2.7
Sweden	1.6
Taiwan	5.1
United States	5.1
100.0

SEVEN CANYONS WORLD INNOVATORS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (100.68%)
Aerospace & Defense (1.10%)
Avon Protection PLC	65,000	$986,261
Electro Optic Systems Holdings, Ltd.(a)	300,000	510,739
Mynaric AG(a)(b)	20,000	1,055,388
Total Aerospace & Defense		2,552,388

Agricultural Products (0.91%)
Winfarm SAS(a)	60,831	2,098,803

Airlines (1.55%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	200,000	3,594,000

Alternative Carriers (4.83%)
Gamma Communications PLC	500,000	11,166,757

Application Software (18.51%)
24SevenOffice Group AB(a)	447,648	792,631
Elmo Software, Ltd.(a)	400,000	1,315,407
GK Software SE(a)	55,000	10,018,785
Kaonavi, Inc.(a)	121,300	3,142,432
Lectra	200,000	9,563,386
Lime Technologies AB	150,000	5,713,685
Skitude Holding AS(a)	1,700,000	509,621
Skyfii, Ltd.(a)(c)	13,939,393	1,039,511
Smaregi, Inc.(a)	100,000	1,864,731
Symbio Holdings, Ltd.	1,800,000	8,865,898
Total Application Software		42,826,087

Auto Parts & Equipment (1.07%)
hGears AG(a)	100,000	2,481,926

Biotechnology (3.04%)
Abcam PLC(a)	300,000	7,037,087

Broadcasting (6.73%)
Nordic Entertainment Group AB(a)	300,000	15,577,344

Building Products (2.41%)
Grupo Rotoplas SAB de CV	4,034,420	5,570,221

Diversified Support Services (1.20%)
Arena Events Group PLC(a)(b)	10,000,000	2,774,770

	Shares	Value (Note 2)
Electrical Components & Equipment (0.32%)
Arcure SA(a)	178,198	$734,419

Electronic Equipment & Instruments (3.80%)
ACSL, Ltd.(a)	50,000	911,936
Basler AG	10,000	1,807,935
Catapult Group International, Ltd.(a)	1,600,000	1,804,319
Eroad, Ltd.(a)	1,225,116	4,269,473
Total Electronic Equipment & Instruments		8,793,663

Electronic Manufacturing Services (1.11%)
Audinate Group, Ltd.(a)	400,000	2,575,519

Food Retail (1.14%)
Naked Wines PLC(a)	300,000	2,643,476

Health Care Equipment (4.45%)
Atomo Diagnostics, Ltd.(a)	7,000,000	1,527,850
Revenio Group Oyj	50,000	3,162,179
Surgical Science Sweden AB(a)	180,000	5,607,446
Total Health Care Equipment		10,297,475

Health Care Supplies (6.25%)
Advanced Medical Solutions Group PLC	2,715,048	12,421,308
Ypsomed Holding AG	10,000	2,045,654
Total Health Care Supplies		14,466,962

Health Care Technology (0.79%)
Mentice AB(a)	168,333	1,836,794

Homefurnishing Retail (3.00%)
Maisons du Monde SA(b)(d)	300,000	6,953,948

Hotel & Resort REITs (0.54%)
Concentradora Fibra Hotelera Mexicana SA de CV(a)(b)(d)	4,514,027	1,250,008

Hotels, Resorts & Cruise Lines (2.13%)
Grupo Hotelero Santa Fe SAB de CV(a)	4,960,789	1,162,941
Trainline PLC(a)(b)(d)	1,000,000	3,776,394
Total Hotels, Resorts & Cruise Lines		4,939,335

Industrial Machinery (6.21%)
va-Q-tec AG(a)(b)	500,000	14,373,541

Internet & Direct Marketing Retail (5.83%)
AO World PLC(a)	1,000,000	1,495,668
Bike24 Holding AG(a)	200,000	3,527,068
Creema, Ltd.(a)	139,300	1,708,705

	Shares	Value (Note 2)
Internet & Direct Marketing Retail (continued)
Marley Spoon AG(a)	2,000,000	$1,367,790
Oisix ra daichi, Inc.(a)	200,000	5,381,205
Total Internet & Direct Marketing Retail		13,480,436

Investment Banking & Brokerage (2.58%)
JDC Group AG(a)	212,978	5,964,887

Life Sciences Tools & Services (1.32%)
Genetic Signatures, Ltd.(a)	1,300,000	1,693,004
Linical Co., Ltd.	200,000	1,352,690
Total Life Sciences Tools & Services		3,045,694

Movies & Entertainment (2.99%)
Thunderbird Entertainment Group, Inc.(a)	2,000,000	6,925,175

Pharmaceuticals (0.84%)
JCR Pharmaceuticals Co., Ltd.	100,000	1,933,409

Security & Alarm Services (1.30%)
Blackline Safety Corp.(a)	616,800	3,013,419

Soft Drinks (7.44%)
Fevertree Drinks PLC	470,100	17,211,972

Specialty Stores (6.53%)
Fenix Outdoor International AG	55,357	7,510,644
Mister Spex SE(a)	200,000	2,563,899
Pets at Home Group PLC	800,000	5,035,192
Total Specialty Stores		15,109,735

Technology Hardware, Storage & Peripherals (0.76%)
Asetek A/S(a)	377,923	1,759,468

TOTAL COMMON STOCKS
(Cost $218,784,956)		232,988,718

TOTAL INVESTMENTS (100.68%)
(Cost $218,784,956)		$232,988,718

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.68%)		(1,567,588)

NET ASSETS (100.00%)		$231,421,130

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2021, the fair value of those securities was $30,184,049 representing 13.04% of net assets.
(c)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of December 31, 2021, the fair value of illiquid securities in the aggregate was $1,039,511, representing 0.45% of the Fund’s net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the fair value of securities restricted under Rule 144A in the aggregate was $11,980,350, representing 5.18% of net assets.

At December 31, 2021, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	8.3
Canada	4.3
Denmark	0.8
Finland	1.4
France	8.3
Germany	18.5
Great Britain	27.6
Japan	7.0
Mexico	5.0
New Zealand	1.8
Norway	0.6
Sweden	12.3
Switzerland	4.1
100.0

Notes to Quarterly Portfolio of Investments
December 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seven Canyons Strategic Income Fund (the “Strategic Income Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). The Strategic Income Fund’s primary investment objective is to capture current income with a secondary objective of long-term growth of capital and World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Income Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

SEVEN CANYONS STRATEGIC INCOME FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Other	$37,142,825	$–	$–	$37,142,825
Short Term Investment	4,127,409	–	–	4,127,409
Total	$41,270,234	$–	$–	$41,270,234

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$232,988,718	$–	$–	$232,988,718
Total	$232,988,718	$–	$–	$232,988,718

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Income Fund	Common Stock	Total
Balance as of September 30, 2021	$477,759	$477,759
Accrued discount/ premium	-	-
Realized Gain/(Loss)	(87,931)	(87,931)
Change in Unrealized Appreciation/(Depreciation)	94,838	94,838
Purchases	-	-
Sales Proceeds	(484,666)	(484,666)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of December 31, 2021	$-	$-

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable

U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.